Financial and capital risk management (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	$ 124	$ 172
Not Designated As Hedging Instruments [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	115	130
Not Designated As Hedging Instruments [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	9	8
Not Designated As Hedging Instruments [Member] | CDI & TJLP vs. US$ Fixed and Floating Rate Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	1	(8)
Not Designated As Hedging Instruments [Member] | Ipca Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	(4)	3
Not Designated As Hedging Instruments [Member] | Dollar Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	117	118
Not Designated As Hedging Instruments [Member] | Libor Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow		4
Not Designated As Hedging Instruments [Member] | SOFR Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	4
Not Designated As Hedging Instruments [Member] | Treasury Forwards [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	(3)	13
Not Designated As Hedging Instruments [Member] | Bunker Oil Gasoil And Brent [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	12	3
Not Designated As Hedging Instruments [Member] | Energy Transition Materials [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	(3)	5
Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow		34
Designated As Hedging Instruments [Member] | Commodity Contract For Nickel [Member]
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow		$ 34